Revenue and expenses (Schedule of depreciation and amortization expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue And Expenses [Line Items]
Depreciation and amortization	$ 363,603	$ 346,634
Cost of sales [Member]
Revenue And Expenses [Line Items]
Depreciation and amortization	361,827	344,555
Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Depreciation and amortization	$ 1,776	$ 2,079